Related Party Transactions	12 Months Ended
Oct. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

(10) Related Party Transactions

Included in other noncurrent liabilities as of October 31, 2011 are related party loans totaling $86,177 payable to one of the AOS founders and a trust for which the founder is the co-trustee. Included in other noncurrent liabilities as of October 31, 2010 are related party loans totaling $196,540 payable to two of the AOS founders and a trust for which one of the founders is the co-trustee. During fiscal year 2011, the related party loan to one of the AOS founders was repaid in full and the loan to a second founder was partially repaid.

Interest on the two remaining related party loans accrues at 6% per annum for one of the loans and at a rate equal to the prime rate plus 4% per annum for the other loan. As of October 31, 2011, no arrangements had been made for the repayment of the balance of these loans as there are financial measures which must be met before payment is required to be made, and it is not anticipated that these financial measures will be met within the next twelve months.

Interest expense associated with the related party loans for the years ended October 31, 2011 and 2010 totaled $26,841 and $12,374, respectively. Accrued interest payable associated with the related party loans as of October 31, 2011 and 2010 was $40,323 and $51,391, respectively.